UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08014
Investment Company Act File Number

Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Dividend Builder Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Capital Markets — 1.1%
Northern Trust Corp.	220,000	$13,160,400

		$13,160,400

Chemicals — 1.7%
Monsanto Co.	155,000	$12,880,500
Potash Corp. of Saskatchewan, Inc.	100,000	8,081,000

		$20,961,500

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	800,000	$20,480,000

		$20,480,000

Communications Equipment — 1.7%
QUALCOMM, Inc.	550,000	$21,400,500

		$21,400,500

Computers & Peripherals — 3.4%
Hewlett-Packard Co.	425,000	$13,625,500
International Business Machines Corp.	285,000	27,613,650

		$41,239,150

Construction & Engineering — 1.5%
Fluor Corp.	525,000	$18,138,750

		$18,138,750

Diversified Telecommunication Services — 12.4%
AT&T, Inc.	1,141,750	$28,772,100
BCE, Inc.	625,000	12,437,500
Deutsche Telekom AG	1,500,000	18,578,974
France Telecom SA	200,000	4,559,429
Koninklijke KPN NV	2,300,000	30,707,402
Nippon Telegraph and Telephone Corp. ADR	550,000	10,466,500
Telefonica O2 Czech Republic AS	750,000	14,917,840
Verizon Communications, Inc.	1,000,000	30,200,000

		$150,639,745

Electric Utilities — 3.3%
E.ON AG ADR	260,000	$7,196,800
Fortum Oyj	350,000	6,666,652
FPL Group, Inc.	100,000	5,073,000
ITC Holdings Corp.	315,884	13,778,860
Scottish and Southern Energy PLC	500,000	7,945,008

		$40,660,320

Electrical Equipment — 0.8%
Schneider Electric SA	150,000	$9,975,984

		$9,975,984

Electronic Equipment, Instruments & Components — 0.8%
Itron, Inc.(1)(2)	200,000	$9,470,000

		$9,470,000

Security	Shares	Value
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.(2)	350,000	$22,001,000

		$22,001,000

Food & Staples Retailing — 5.2%
Kroger Co. (The)	1,350,000	$28,647,000
Wal-Mart Stores, Inc.	675,000	35,167,500

		$63,814,500

Food Products — 2.4%
Nestle SA	850,000	$28,716,711

		$28,716,711

Health Care Equipment & Supplies — 4.3%
Baxter International, Inc.	200,000	$10,244,000
Becton, Dickinson & Co.	360,000	24,206,400
Covidien, Ltd.	525,000	17,451,000

		$51,901,400

Health Care Providers & Services — 2.3%
Fresenius Medical Care AG & Co. KGaA	730,000	$28,327,279

		$28,327,279

Hotels, Restaurants & Leisure — 3.1%
McDonald’s Corp.	700,000	$38,199,000

		$38,199,000

Household Products — 0.5%
Clorox Co. (The)	110,000	$5,662,800

		$5,662,800

Independent Power Producers & Energy Traders — 2.1%
NRG Energy, Inc.(1)(2)	1,440,000	$25,344,000

		$25,344,000

Insurance — 5.5%
ACE, Ltd.	385,571	$15,577,068
Chubb Corp.	650,000	27,508,000
MetLife, Inc.	320,000	7,286,400
Travelers Companies, Inc. (The)	400,000	16,256,000

		$66,627,468

IT Services — 1.1%
MasterCard, Inc., Class A(2)	80,000	$13,398,400

		$13,398,400

Machinery — 0.9%
Danaher Corp.	200,000	$10,844,000

		$10,844,000

Media — 1.4%
Vivendi SA	640,000	$16,927,320

		$16,927,320

Metals & Mining — 3.0%
Barrick Gold Corp.	200,000	$6,484,000
BHP Billiton, Ltd. ADR(2)	450,000	20,070,000
Goldcorp, Inc.	300,000	9,996,000

		$36,550,000

Security	Shares	Value
Multi-Utilities — 6.4%
CMS Energy Corp.(2)	1,250,000	$14,800,000
GDF Suez ADR(2)	668,179	22,818,313
National Grid PLC	1,000,000	7,680,505
PG&E Corp.	600,000	22,932,000
RWE AG	140,000	9,804,272

		$78,035,090

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	300,000	$11,667,000
Apache Corp.	180,000	11,536,200
Chevron Corp.	415,000	27,904,600
Exxon Mobil Corp.	485,000	33,028,500
Occidental Petroleum Corp.	420,000	23,373,000
Petroleo Brasileiro SA ADR	300,000	9,141,000
Southwestern Energy Co.(1)(2)	290,000	8,610,100
Total SA ADR	400,000	19,624,000

		$144,884,400

Pharmaceuticals — 4.2%
AstraZeneca PLC ADR	250,000	$8,862,500
Teva Pharmaceutical Industries, Ltd. ADR(2)	500,000	22,525,000
Wyeth	465,000	20,013,600

		$51,401,100

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.(2)	135,000	$6,353,100
Host Hotels & Resorts, Inc.	500,000	1,960,000

		$8,313,100

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	1,100,000	$16,555,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,300,000	11,635,000

		$28,190,000

Software — 0.5%
Microsoft Corp.	325,000	$5,970,250

		$5,970,250

Specialty Retail — 2.6%
Best Buy Co., Inc.	350,000	$13,286,000
Home Depot, Inc.	800,000	18,848,000

		$32,134,000

Tobacco — 1.2%
Philip Morris International, Inc.	400,000	$14,232,000

		$14,232,000

Wireless Telecommunication Services — 2.4%
Rogers Communications, Inc., Class B	250,000	$5,707,500
Vodafone Group PLC ADR	1,375,000	23,952,500

		$29,660,000

Total Common Stocks (identified cost $1,239,674,601)		$1,147,260,167

Short-Term Investments — 9.7%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(3)	$51,814	$51,813,666
Eaton Vance Cash Collateral Fund, LLC, 0.85%(3)(4)	66,357	66,356,986

Total Short-Term Investments (identified cost $117,992,969)		$118,170,652

Total Investments — 103.9% (identified cost $1,357,667,570)		$1,265,430,819

Other Assets, Less Liabilities — (3.9)%		$(47,884,921)

Net Assets — 100.0%		$1,217,545,898

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. For the fiscal year to date ended March 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $236,662, and net income allocated from the investment in Cash Management Portfolio was $16,716.
(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at March 31, 2009. At March 31, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At March 31, 2009, the Portfolio loaned securities having a market value of $63,272,821 and received $66,114,368 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $66,114,368 to repay collateral amounts upon the return of loaned securities.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.0%	$962,452,792
Germany	4.7	56,710,525
France	2.6	31,462,733
Netherlands	2.5	30,707,402
Switzerland	2.4	28,716,710
United Kingdom	1.3	15,625,513
Czech Republic	1.2	14,917,840
Finland	0.5	6,666,652

Long-Term Investments	94.2%	$1,147,260,167
Short-Term Investments		118,170,652

Total Investments		$1,265,430,819

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,358,018,261

Gross unrealized appreciation	$52,290,811
Gross unrealized depreciation	(144,878,253)

Net unrealized depreciation	$(92,587,442)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,080,623,443
Level 2	Other Significant Observable Inputs	184,807,376
Level 3	Significant Unobservable Inputs	—

Total		$1,265,430,819

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009